Subsequent events (Details) - CAD ($)			1 Months Ended		3 Months Ended
	Dec. 21, 2024	Oct. 08, 2024	Jan. 09, 2025	Dec. 31, 2024	Nov. 30, 2024
Subsequent events
Number of Voting Common Shares issued to third parties in exchange for services					124,642
Number of shares converted		1
Total gross proceeds					$ 3,567,439
Less transaction costs					1,051,801
At the market public offering
Subsequent events
Less transaction costs					$ 300,035
Series A Convertible Preferred Shares
Subsequent events
Number of shares converted					400
Issue of voting common shares
Subsequent events
Number of Voting Common Shares issued to third parties in exchange for services				124,829
Issue of voting common shares | At the market public offering
Subsequent events
Number of Voting Common Shares issued to third parties in exchange for services			1,917,537
Total gross proceeds			$ 5,814,978
Less transaction costs			$ 174,611
Issue of voting common shares | Series A Convertible Preferred Shares
Subsequent events
Number of Voting Common Shares issued to third parties in exchange for services	48,177
Number of shares converted	1,950